Shareholders equity (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Jan. 15, 2021	Sep. 30, 2022	Dec. 31, 2021	Oct. 01, 2021	Jul. 28, 2021	Dec. 31, 2020
Stock Issued During The Period Qualifying Transaction Contingent Stock Shares			25,000
Common stock shares issued		104,914,328	97,065,092
Common stock shares outstanding		104,914,328	97,065,092
Common stock no par value		$ 0	$ 0
Stock Issued During Period, Shares, Other			2,120,240
Lock Up Agreements [Member]
Common stock shares issued		34,000,000			30,000,000
Common stock shares outstanding		34,000,000
Left Coast Ventures Inc [Member]
Common stock shares issued			154,348
Stock Issued During Period Business Acquisition Contingent Consideration		264,614
Cliva [Member]
Stock Issued During Period Business Acquisition Contingent Consideration		305,325
Unlimited Class B Common Stock [Member]
Common stock shares issued			0			15,218,750
Common stock shares outstanding						15,218,750
Founders' shares forfeited			563,203
Common stock no par value		$ 0	$ 0			$ 0
Temporary Equity Class A Restricted Voting Stock [Member]
Temporary Equity Redeemed During The Period Shares			$ 26,092,664
Temporary Equity Redeemed During The Period Value			$ 264,318,686
Unlimited Common Stock [Member]
Common stock shares issued			97,065,092
Common stock no par value		$ 0	$ 0
Unlimited Common Stock [Member] | Lockup And Forfeiture Agreement [Member]
Common stock shares issued				458,898
Shares issued, Shares	6,313,500
Stock Issued During Period, Value, New Issues	$ 63,135,000
Stock Shares Converted From One Class To Another Class Shares	14,655,547
Conversion Of Temporary Equity Into Permanent Equity Shares	31,407,336
Stock issued to extinguish liabilities in the Qualifying Transaction			336,856
Stock Issued During Period, Shares, Acquisitions			42,891,175
Common stock forfeiters			5,430,450
Shares Issued For Share Repurchase			1,725,000
Shares repurchased			4,912,255
Class Of Warrants Or Rights Warrants Issued During The Period Units			1,791,875
Percentage Of Common Stock Issued And Outstanding			5.00%
Stock Issued During Period, Shares, Other			25,000,000
Stock Repurchased During Period, Value			$ 603,165
Stock Issued During Period Business Acquisition Contingent Consideration			24,584
Unlimited Common Stock [Member] | Triggering Share Price Three For Forfeiture [Member]
Volume weighted average price			$ 13
Common stock forfeiture under lockup agreement			one
Trading days for determining volume weighted average price			20 years
Unlimited Common Stock [Member]
Stock Issued During The Period Qualifying Transaction Contingent Stock Shares			25,000
Stock Shares Converted From One Class To Another Class Shares			14,655,547
Conversion Of Temporary Equity Into Permanent Equity Shares			31,407,336
Stock Issued During Period, Shares, Acquisitions			42,891,175
Unlimited Common Stock [Member] | Triggering Share Price One For Forfeiture [Member]
Trading days for determining volume weighted average price			20 years
Volume weighted average price			$ 13.00
Common stock forfeiture under lockup agreement			one
Unlimited Common Stock [Member] | Triggering Shares Price Two For Forfeiture [Member]
Trading days for determining volume weighted average price			20 years
Volume weighted average price			$ 13.00
Common stock forfeiture under lockup agreement			one